UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
                                  [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fortress Investment Holdings LLC
Address: 1345 Avenue of the Americas, 46th Flr.
         New York, NY  10105

13F File Number:  28-10999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Bass
Title:     Chief Financial Officer
Phone:     212-798-6100

Signature, Place, and Date of Signing:

      /s/  Daniel Bass     New York, NY     August 21, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         6

Form13F Information Table Entry Total:     1

Form13F Information Table Value Total:     $8,468 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    28-10806                      Fortress Investment Group LLC
2    28-10807                      Drawbridge Global Macro Advisors LLC
3    28-10162                      FIG Advisors LLC
4    28-11237                      Drawbridge Special Opportunities Advisors LLC
5    28-11538                      Fortress Fund MM LLC
6    28-11537                      Fortress Fund MM II LLC

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACACIA RESH CORP               ACACIA TCH COM   003881307     8468   602282 SH       DEFINED 01 02          602282        0        0